Lease Liabilities-Detailed Information About In Maturity Lease Payments (Detail) $ in Millions	Sep. 30, 2020 CAD ($)
Statement [Line Items]
Undiscounted Finance lease payments to be paid	$ 16
2020 [member]
Statement [Line Items]
Undiscounted Finance lease payments to be paid	1
2021 [member]
Statement [Line Items]
Undiscounted Finance lease payments to be paid	5
2022 [member]
Statement [Line Items]
Undiscounted Finance lease payments to be paid	3
2023 [member]
Statement [Line Items]
Undiscounted Finance lease payments to be paid	1
2024 [member]
Statement [Line Items]
Undiscounted Finance lease payments to be paid	0
Thereafter [member]
Statement [Line Items]
Undiscounted Finance lease payments to be paid	6
Transportation [member]
Statement [Line Items]
Undiscounted Finance lease payments to be paid	6
Transportation [member] | 2020 [member]
Statement [Line Items]
Undiscounted Finance lease payments to be paid	1
Transportation [member] | 2021 [member]
Statement [Line Items]
Undiscounted Finance lease payments to be paid	3
Transportation [member] | 2022 [member]
Statement [Line Items]
Undiscounted Finance lease payments to be paid	2
Transportation [member] | 2023 [member]
Statement [Line Items]
Undiscounted Finance lease payments to be paid	0
Transportation [member] | 2024 [member]
Statement [Line Items]
Undiscounted Finance lease payments to be paid	0
Transportation [member] | Thereafter [member]
Statement [Line Items]
Undiscounted Finance lease payments to be paid	0
Vehicles [member]
Statement [Line Items]
Undiscounted Finance lease payments to be paid	4
Vehicles [member] | 2020 [member]
Statement [Line Items]
Undiscounted Finance lease payments to be paid	0
Vehicles [member] | 2021 [member]
Statement [Line Items]
Undiscounted Finance lease payments to be paid	2
Vehicles [member] | 2022 [member]
Statement [Line Items]
Undiscounted Finance lease payments to be paid	1
Vehicles [member] | 2023 [member]
Statement [Line Items]
Undiscounted Finance lease payments to be paid	1
Vehicles [member] | 2024 [member]
Statement [Line Items]
Undiscounted Finance lease payments to be paid	0
Vehicles [member] | Thereafter [member]
Statement [Line Items]
Undiscounted Finance lease payments to be paid	0
Surface [member]
Statement [Line Items]
Undiscounted Finance lease payments to be paid	6
Surface [member] | 2020 [member]
Statement [Line Items]
Undiscounted Finance lease payments to be paid	0
Surface [member] | 2021 [member]
Statement [Line Items]
Undiscounted Finance lease payments to be paid	0
Surface [member] | 2022 [member]
Statement [Line Items]
Undiscounted Finance lease payments to be paid	0
Surface [member] | 2023 [member]
Statement [Line Items]
Undiscounted Finance lease payments to be paid	0
Surface [member] | 2024 [member]
Statement [Line Items]
Undiscounted Finance lease payments to be paid	0
Surface [member] | Thereafter [member]
Statement [Line Items]
Undiscounted Finance lease payments to be paid	$ 6